Consolidated Statements Of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Shares	Non-Controlling Interests
Beginning balance at Dec. 31, 2014		$ 561	$ 930	$ 10,335	$ (3,847)	$ (925)	$ 79
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in accrued stock compensation costs			16
Issuance of shares under stock compensation plans and employee stock purchase plans and related tax impact			(85)			334
Other			0
Net income attributable to the Company	$ 1,636			1,599			37
Dividend equivalents declared - (per share amounts: $1.43 in 2017, $1.30 in 2016, and $1.18 in 2015)				(4)
Dividends declared – (per share amounts: $1.43 in 2017, $1.30 in 2016, and $1.18 in 2015)				(628)
Other comprehensive income (loss), net of tax	(373)				(373)
Purchase of treasury shares						(1,400)
Distributions and other changes							(27)
Deconsolidation of subsidiary							0
Ending balance at Dec. 31, 2015	6,602	561	861	11,302	(4,220)	(1,991)	89
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in accrued stock compensation costs			44
Issuance of shares under stock compensation plans and employee stock purchase plans and related tax impact			(63)			285
Other			0
Net income attributable to the Company	1,795			1,768			27
Dividend equivalents declared - (per share amounts: $1.43 in 2017, $1.30 in 2016, and $1.18 in 2015)				(7)
Dividends declared – (per share amounts: $1.43 in 2017, $1.30 in 2016, and $1.18 in 2015)				(675)
Other comprehensive income (loss), net of tax	(873)				(873)
Purchase of treasury shares						(800)
Distributions and other changes							(22)
Deconsolidation of subsidiary							(14)
Ending balance at Dec. 31, 2016	6,272	$ 561	842	12,388	(5,093)	(2,506)	80
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in accrued stock compensation costs			63
Issuance of shares under stock compensation plans and employee stock purchase plans and related tax impact			(120)			323
Other			(1)
Net income attributable to the Company	1,512			1,492			20
Dividend equivalents declared - (per share amounts: $1.43 in 2017, $1.30 in 2016, and $1.18 in 2015)				(6)
Dividends declared – (per share amounts: $1.43 in 2017, $1.30 in 2016, and $1.18 in 2015)				(734)
Other comprehensive income (loss), net of tax	1,050				1,050
Purchase of treasury shares						(900)
Distributions and other changes							(17)
Deconsolidation of subsidiary							0
Ending balance at Dec. 31, 2017	$ 7,442		$ 784	$ 13,140	$ (4,043)	$ (3,083)	$ 83